Exhibit 1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

GS Mortgage Securities Corporation II

200 West Street

New York, NY 10282

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by GS Mortgage Securities Corporation II (the “Company,” as the engaging party) and Goldman Sachs & Co. LLC, Goldman Sachs Mortgage Company, Goldman Sachs Bank USA, J.P. Morgan Securities LLC and JPMorgan Chase Bank, National Association, who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the KNDR Trust 2021-KIND, Commercial Mortgage Pass-Through Certificates, Series 2021-KIND securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 549 mortgaged properties (the “Mortgaged Properties”) which represents the entire population of mortgage loan asset and mortgaged properties (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

●	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
●	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
●	The value of the Mortgaged Properties securing the Mortgage Loan Asset; and
●	The compliance of the originator of the assets with federal, state, and local laws and regulations.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	1

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

●	The interpretation of Transaction documents included in connection with our procedures;
●	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
●	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

●	The phrase “Cut-off Date” refers to the date of August 9, 2021.

●	The phrase "LIBOR Assumption" refers to the rate of 0.10000%.

●	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on July 21, 2021 with certain Collateral attribute calculations adjusted for the Cut-off Date:

o	2021-KIND Accounting Tape Final.xlsx (provided on July 21, 2021).
●	The phrase “Specified Attributes” refers to the fields in the Final Data File.

●	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

●	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

●	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

●	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

●	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	2

Source Documents included in the Loan File:

●	The phrase “Appraisal Report” refers to a signed appraisal document or exhibit.
●	The phrase “Bloomberg” refers to the Bloomberg data platform used to reference the LIBOR cap counterparty rating.
●	The phrase “Closing Statement” refers to the signed borrower and lender mortgage loan closing statements indicating the sources and uses of dispersed funds.
●	The phrase “Engineering Report” refers to a property condition assessment document or exhibit.
●	The phrase “Environmental Report” refers to a draft or final phase I and phase II (if applicable) environmental document or exhibit.
●	The phrase “Fee Schedule” refers to the documentation for the certificate administrator fee and servicing fee related to the Transaction.
●	The phrase “Ground Lease” refers to the signed ground lease agreement.
●	The phrase “Guaranty Agreement” refers to a signed guaranty agreement.
●	The phrase “Insurance Summary” refers to the certificate of insurance and/or insurance risk analysis summarizing the coverage for each insurance category.
●	The phrase “Interest Rate Cap Agreement” refers to a signed interest rate cap agreement.
●	The phrase “Loan Agreement” refers to a signed or draft loan agreement.
●	The phrase “Management Agreement” refers to a signed management agreement.
●	The phrase “Seismic Report” refers to a seismic assessment document or exhibit.
●	The phrase “Trepp” refers to the website www.trepp.com, which was referenced for information relating to prior securitizations.
●	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.
●	The phrase “Underwritten Rent Roll” refers to a rent roll document summarizing the lease terms of the underlying tenants.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We performed these

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	3

procedures on the Final Data File, and the results of those procedures are described below.

From July 1, 2021 through July 21, 2021, the Company provided us with the Source Documents related to the Collateral for which we:

●	Compared certain Specified Attributes to the corresponding Source Documents and found them to be in agreement (the “Compared Attributes”);
●	Recalculated certain Specified Attributes and found them to be in agreement (the “Recalculated Attributes”); or
●	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

●	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
●	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	4

New York, NY

July 21, 2021

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	5

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	6

KNDR 2021-KIND	EXHIBIT A
Loan File Review Procedures

Exhibit A - Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
1	Control Number	None - Company Provided	None
2	Loan / Property Flag	None - Company Provided	None
3	Number of Properties	Appraisal Report	None
4	Originator	Loan Agreement	None
5	Originator Entity Type	Loan Agreement	None
6	Mortgage Loan Seller	None - Company Provided	None
7	Shopping Center / Freestanding	Appraisal Report	None
8	Property Name	None - Company Provided	None
9	Address	Appraisal Report	None
10	City	Appraisal Report	None
11	State	Appraisal Report	None
12	County	Appraisal Report	None
13	Zip Code	Appraisal Report	None
14	General Property Type	Appraisal Report	None
15	Detailed Property Type	Appraisal Report	None
16	Flood Zone	Appraisal Report	None
17	Year Built	Appraisal Report	None
18	Year Renovated	Appraisal Report	None
19	SF	Underwriting File	None
20	Loan Per SF ($)	Recalculation	None
21	Original Balance ($)	Loan Agreement	None
22	Cut-off Date Balance ($)	Recalculation	None
23	Allocated Mortgage Loan Amount ($)	Loan Agreement	None
24	% of Initial Pool Balance	Recalculation	None
25	Pari Passu Split (Y/N)	Loan Agreement	None
26	Mortgage Loan Rate (%)	Recalculation	None
27	Mortgage Loan Interest Rate (At LIBOR Cap)	Recalculation	None
28	Administrative Fee Rate (%)	Fee Schedule	None
29	Margin	Loan Agreement	None
30	Mortgage Loan Index	Loan Agreement	None
31	Assumed LIBOR	None - Company Provided	None
32	Float Rate Change Frequency (Mos)	Loan Agreement	None
33	LIBOR Floor	Loan Agreement	None
34	LIBOR Strike Cap	Interest Rate Cap Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
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KNDR 2021-KIND	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
35	LIBOR Cap After Extension	Loan Agreement	None
36	LIBOR Cap Expiration	Interest Rate Cap Agreement	None
37	LIBOR Cap Counterparty	Interest Rate Cap Agreement	None
38	LIBOR cap Counterparty rating (S&P / MIS / FITCH)	Bloomberg	None
39	Mortgage Loan Annual Debt Service at LIBOR Cap ($)	Recalculation	None
40	Mortgage Loan NCF DSCR at LIBOR cap	Recalculation	None
41	LIBOR Rounding Methodology	Loan Agreement	None
42	LIBOR Lookback Days	Loan Agreement	None
43	Extension Options (Y/N)	Loan Agreement	None
44	Extension Options (#/Mos)	Loan Agreement	None
45	Extension Spread Increase Description	Loan Agreement	None
46	First Extension Fee	Loan Agreement	None
47	Second Extension Fee	Loan Agreement	None
48	Third Extension Fee	Loan Agreement	None
49	Fully Extended Original Term	Recalculation	None
50	Fully Extended Remaining Term	Recalculation	None
51	Fully Extended Maturity Date	Loan Agreement	None
52	Fully Extended Amortization Term	Not Applicable*	None
53	Mortgage Loan Monthly Payment ($)	Recalculation	None
54	Mortgage Loan Annual Debt Service ($)	Recalculation	None
55	Interest Accrual Method	Loan Agreement	None
56	Interest Accrual Period	Loan Agreement	None
57	Origination Date	Loan Agreement	None
58	First Due Date	Loan Agreement	None
59	Last IO Due Date	Loan Agreement	None
60	First P&I Due Date	Loan Agreement	None
61	Due Date	Loan Agreement	None
62	Grace Period- Late Fee	Loan Agreement	None
63	Grace Period- Default	Loan Agreement	None
64	Amortization Type	Loan Agreement	None
65	Original Interest-Only Period (Mos.)	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	8

KNDR 2021-KIND	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
66	Remaining Interest-Only Period (Mos.)	Recalculation	None
67	Original Term To Maturity (Mos.)	Recalculation	None
68	Remaining Term To Maturity (Mos.)	Recalculation	None
69	Original Amortization Term (Mos.)	Not Applicable*	None
70	Remaining Amortization Term (Mos.)	Not Applicable*	None
71	Seasoning	Recalculation	None
72	Maturity Date	Loan Agreement	None
73	Balloon Balance ($)	Recalculation	None
74	Lockbox	Loan Agreement	None
75	Cash Management	Loan Agreement	None
76	Cash Management Triggers	Loan Agreement	None
77	DSCR at Trigger Level	Recalculation	None
78	Cross-Collateralized (Y/N)	Not Applicable*	None
79	Crossed Group	Not Applicable*	None
80	Lockout Period	Not Applicable*	None
81	Lockout Expiration Date	Not Applicable*	None
82	Prepayment Begin Date	Loan Agreement	None
83	Prepayment End Date	Loan Agreement	None
84	Open Period Begin Date	Loan Agreement	None
85	Open Period (Payments)	Recalculation	None
86	Prepayment Type	Loan Agreement	None
87	Prepayment Provision	Loan Agreement	None
88	Partially Prepayable without Penalty	Loan Agreement	None
89	Partially Prepayable without Penalty Description	Loan Agreement	None
90	Partial Collateral Release Description	Loan Agreement	None
91	Yield Maintenance Index	Not Applicable*	None
92	Yield Maintenance Discount	Not Applicable*	None
93	Yield Maintenance Margin	Not Applicable*	None
94	Yield Maintenance Calculation Method	Not Applicable*	None
95	Day of Month Prepayment Permitted	Loan Agreement	None
96	Due on Sale	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
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KNDR 2021-KIND	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
97	Due on Encumbrance	Loan Agreement	None
98	Other Subordinate Debt Balance ($)	Not Applicable*	None
99	Other Subordinate Debt Type	Not Applicable*	None
100	Future Debt Allowed?	Loan Agreement	None
101	Mortgage Assumable?	Loan Agreement	None
102	Assumption Fee	Loan Agreement	None
103	Appraiser Designation	Appraisal Report	None
104	Appraisal FIRREA (Y/N)	Appraisal Report	None
105	Appraisal Date	Appraisal Report	None
106	Appraised Value ($)	Appraisal Report	None
107	As-Stabilized Appraisal Date	Appraisal Report	None
108	As-Stabilized Appraised Value ($)	Appraisal Report	None
109	Mortgage Loan Cut-off Date LTV Ratio (%)	Recalculation	None
110	Mortgage Loan LTV Ratio at Maturity (%)	Recalculation	None
111	Single Tenant (Y/N)	Underwritten Rent Roll	None
112	Engineering Report Date	Engineering Report	None
113	Environmental Phase I Report Date	Environmental Report	None
114	Environmental Phase II	Environmental Report	None
115	Environmental Phase II Report Date	Environmental Report	None
116	PML or SEL (%)	Seismic Report	None
117	Seismic Report Date	Seismic Report	None
118	Earthquake Insurance Required (Y/N)	Loan Agreement	None
119	Terrorism Insurance Required (Y/N)	Loan Agreement	None
120	Environmental Insurance Required (Y/N)	Loan Agreement	None
121	Blanket Insurance Policy (Y/N)	Insurance Summary	None
122	Lien Position	Underwriting File	None
123	Ownership Interest	Underwriting File	None
124	Condominium Present?	Loan Agreement	None
125	Ground Lease (Y/N)	Ground Lease	None
126	Annual Ground Lease Payment ($)	Ground Lease	None
127	Ground Lease Expiration Date	Ground Lease	None
128	Ground Lease Extension (Y/N)	Ground Lease	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	10

KNDR 2021-KIND	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
129	# of Ground Lease Extension Options	Ground Lease	None
130	Ground Lease Expiration Date after all Extensions	Ground Lease	None
131	Underwritten EGI ($)	Underwriting File	$1.00
132	Underwritten Expenses ($)	Underwriting File	$1.00
133	Underwritten Net Operating Income ($)	Underwriting File	$1.00
134	Underwritten NOI DSCR (x)	Recalculation	None
135	Underwritten NOI Debt Yield	Recalculation	None
136	Underwritten Replacement / FF&E Reserve ($)	Underwriting File	$1.00
137	Underwritten TI / LC ($)	Underwriting File	$1.00
138	Underwritten Other Reserve ($)	Underwriting File	$1.00
139	Underwritten Net Cash Flow ($)	Underwriting File	$1.00
140	Underwritten NCF DSCR (x)	Recalculation	None
141	Underwritten NCF Debt Yield	Recalculation	None
142	Occupancy (%)	Underwritten Rent Roll	None
143	Occupancy Date	Underwritten Rent Roll	None
144	Rent Steps Date	Underwritten Rent Roll	None
145	Largest Tenant	Underwritten Rent Roll	None
146	Largest Tenant Sq Ft	Underwritten Rent Roll	None
147	Largest Tenant Lease Expiration	Underwritten Rent Roll	None
148	Second Largest Tenant	Underwritten Rent Roll	None
149	Second Largest Tenant Sq Ft	Underwritten Rent Roll	None
150	Second Largest Tenant Lease Expiration	Underwritten Rent Roll	None
151	Third Largest Tenant	Not Applicable*	None
152	Third Largest Tenant Sq Ft	Not Applicable*	None
153	Third Largest Tenant Lease Expiration	Not Applicable*	None
154	Fourth Largest Tenant	Not Applicable*	None
155	Fourth Largest Tenant Sq Ft	Not Applicable*	None
156	Fourth Largest Tenant Lease Expiration	Not Applicable*	None
157	Fifth Largest Tenant	Not Applicable*	None
158	Fifth Largest Tenant Sq Ft	Not Applicable*	None
159	Fifth Largest Tenant Lease Expiration	Not Applicable*	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
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KNDR 2021-KIND	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
160	Upfront RE Tax Reserve ($)	Loan Agreement; Closing Statement	None
161	Ongoing RE Tax Reserve ($)	Closing Statement	None
162	Upfront Insurance Reserve ($)	Loan Agreement; Closing Statement	None
163	Ongoing Insurance Reserve ($)	Closing Statement	None
164	Upfront Replacement Reserve ($)	Loan Agreement; Closing Statement	None
165	Ongoing Replacement Reserve ($)	Loan Agreement; Closing Statement	None
166	Replacement Reserve Caps ($)	Loan Agreement	None
167	Upfront TI/LC Reserve ($)	Loan Agreement; Closing Statement	None
168	Ongoing TI/LC Reserve ($)	Loan Agreement; Closing Statement	None
169	TI/LC Caps ($)	Loan Agreement	None
170	Upfront Debt Service Reserve ($)	Loan Agreement; Closing Statement	None
171	Ongoing Debt Service Reserve ($)	Loan Agreement; Closing Statement	None
172	Upfront Deferred Maintenance Reserve ($)	Loan Agreement; Closing Statement	None
173	Ongoing Deferred Maintenance Reserve ($)	Loan Agreement; Closing Statement	None
174	Upfront Environmental Reserve ($)	Loan Agreement; Closing Statement	None
175	Ongoing Environmental Reserve ($)	Loan Agreement; Closing Statement	None
176	Upfront Other Reserve ($)	Loan Agreement; Closing Statement	None
177	Ongoing Other Reserve ($)	Loan Agreement; Closing Statement	None
178	Other Reserve Description	Loan Agreement; Closing Statement	None
179	Letter of Credit?	Loan Agreement	None
180	Letter of Credit Balance ($)	Loan Agreement	None
181	Letter of Credit Description	Loan Agreement	None
182	Release Provisions (Y/N)	Loan Agreement	None
183	Loan Purpose	Closing Statement	None
184	Borrower Name	Loan Agreement	None
185	Tenant In Common (Y/N)	Loan Agreement	None
186	Sponsor	Loan Agreement	None
187	Carve-out Guarantor	Guaranty Agreement	None
188	Recourse	Guaranty Agreement	None
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KNDR 2021-KIND	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
189	Related Group	Not Applicable*	None
190	Single Purpose Borrower (Y/N)	Loan Agreement	None
191	Property Manager	Management Agreement	None
192	Prior Securitizations	Trepp	None
193	Exit Fee	Loan Agreement	None

*- The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
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KNDR 2021-KIND	EXHIBIT B
Recalculation Methodology

Exhibit B - Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
20	Loan Per SF ($)	Quotient of (i) Cut-off Date Balance ($) and (ii) SF.
22	Cut-off Date Balance ($)	Set equal to Original Balance ($).
24	% of Initial Pool Balance	Quotient of (i) Allocated Mortgage Loan Amount ($) and (ii) the aggregate Allocated Mortgage Loan Amount ($).
26	Mortgage Loan Rate (%)	Sum of (i) Assumed LIBOR and (ii) Margin.
27	Mortgage Loan Interest Rate (At LIBOR Cap)	Sum of (i) LIBOR Strike Cap and (ii) Margin.
39	Mortgage Loan Annual Debt Service at LIBOR Cap ($)	Product of (i) Cut-off Date Balance ($) and (ii) Mortgage Loan Interest Rate (At LIBOR Cap) and (iii) the Interest Accrual Method (365/360).
40	Mortgage Loan NCF DSCR at LIBOR cap	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Mortgage Loan Annual Debt Service at LIBOR Cap ($).
49	Fully Extended Original Term	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Fully Extended Maturity Date.
50	Fully Extended Remaining Term	Difference between (i) Fully Extended Original Term and (ii) Seasoning.
53	Mortgage Loan Monthly Payment ($)	Quotient of (i) Product of (a) Cut-off Date Balance ($) and (b) Mortgage Loan Rate (%) and (c) the Interest Accrual Method (365/360) and (ii) 12
54	Mortgage Loan Annual Debt Service ($)	Product of (i) Mortgage Loan Monthly Payment ($) and (ii) 12.
65	Original Interest-Only Period (Mos.)	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Last IO Due Date.
66	Remaining Interest-Only Period (Mos.)	Difference between (i) Original Interest-Only Period (Mos.) and (ii) Seasoning.
67	Original Term To Maturity (Mos.)	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Maturity Date.
68	Remaining Term To Maturity (Mos.)	Difference between (i) Original Term to Maturity (Mos.) and (ii) Seasoning.
71	Seasoning	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Cut-off Date.
73	Balloon Balance ($)	Set equal to Original Balance ($).
77	DSCR at Trigger Level	Quotient of (i) product of (a) Mortgage Loan Cut-Off Date Balance ($) and (b) 5.0% and (ii) Mortgage Loan Annual Debt Service ($).
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KNDR 2021-KIND	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
85	Open Period (Payments)	Count of the number of monthly payment dates, from and inclusive of (i) Open Period Begin Date, to and including (ii) Maturity Date.
109	Mortgage Loan Cut-off Date LTV Ratio (%)	Quotient of (i) Cut-off Date Balance ($) and (ii) Appraised Value ($).
110	Mortgage Loan LTV Ratio at Maturity (%)	Quotient of (i) Balloon Balance ($) and (ii) Appraised Value ($).
134	Underwritten NOI DSCR (x)	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Mortgage Loan Annual Debt Service ($).
135	Underwritten NOI Debt Yield	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Cut-off Date Balance ($).
140	Underwritten NCF DSCR (x)	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Mortgage Loan Annual Debt Service ($).
141	Underwritten NCF Debt Yield	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Cut-off Date Balance ($).

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
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